Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 20,914	$ 20,738
Less: accumulated depreciation and amortization	(19,144)	(18,606)
Property, Plant and Equipment, Net, Total	1,770	2,132	$ 1,637
Depreciation and amortization related to property, plant, and equipment	563	728
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 14,892	14,551
Estimated Useful Life (in years)	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 876	787
Estimated Useful Life (in years)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 186	185
Estimated Useful Life (in years)	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,954	4,952
Estimated Useful Life (in years)	7 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6	$ 263